Equity-accounted investees	12 Months Ended
Dec. 31, 2022
Interests in Other Entities [Abstract]
Equity-accounted investees	Equity-accounted investees

(in thousands of USD)	December 31, 2022	December 31, 2021
Assets
Interest in joint ventures	1,423	72,446
Interest in associates	—	—
TOTAL ASSETS	1,423	72,446

Liabilities
Interest in joint ventures	—	—
Interest in associates	—	—
TOTAL LIABILITIES	—	—

Joint Ventures
The following table contains a roll forward of the balance sheet amounts with respect to the Group's joint ventures:

	ASSET
(in thousands of USD)	Investments in equity accounted investees	Shareholders loans
Gross balance	50,322	60,379
Offset investment with shareholders loan	—	—
Balance at January 1, 2020	50,322	60,379

Group's share of profit (loss) for the period	10,917	—
Group's share of other comprehensive income	(2)	—
Dividends received from joint ventures	(7,534)	—
Movement shareholders loans to joint ventures	—	(26,443)
Repayment capital provided to joint ventures	(2,000)	—

Gross balance	51,703	33,936
Offset investment with shareholders loan	—	—
Balance at December 31, 2020	51,703	33,936

Group's share of profit (loss) for the period	22,976	—
Group's share of other comprehensive income	951	—
Dividends received from joint ventures	(4,635)	—
Movement shareholders loans to joint ventures	—	(2,242)

Gross balance	70,995	31,693
Offset investment with shareholders loan	1,451	(1,451)
Balance at December 31, 2021	72,446	30,242

	ASSET
(in thousands of USD)	Investments in equity accounted investees	Shareholders loans
Reversal prior year offset investment with shareholders loan	(1,451)	1,451
Group's share of profit (loss) for the period	17,650	—
Group's share of other comprehensive income	159	—
Dividends received from joint ventures	(3,021)	—
Movement equity to shareholders loans	(2,000)	2,000
Movement shareholders loans to joint ventures	—	(32,844)
FSO transaction	(83,186)	—

Gross balance	597	850
Offset investment with shareholders loan	826	(826)
Balance at December 31, 2022	1,423	24

The decrease in the balance of the shareholders' loan to joint ventures in 2020 is attributable to the repayment of the shareholders loans to TI Africa, Bari Shipholding Ltd. and Bastia Shipholding Ltd., the latter following the sale of the vessel in September 2020.

The increase in investments in equity accounted investees at December 31, 2021 is mainly due to a decrease in the depreciation and amortization cost for TI Asia and TI Africa and a decrease in income tax expenses for the two joint ventures compared to the period ended December 31, 2020.

The decrease in shareholders loans to joint ventures at December 31, 2022 is related to the full repayment of the shareholders loan to TI Africa Ltd following the acquisition of the remaining 50% shares in TI Africa Ltd as well as the sale of Suezmax Bari in March 2022. In consequence of the sale, the shareholders loan to Bari Shipholding Ltd. was repaid and the remaining amount was written-off. As a consequence of the acquisition in 2022 of the remaining 50% shares in TI Africa Ltd and TI Asia Ltd, the investments in equity accounted investees decreased.

Joint venture	Segment	Description
Kingswood Co. Ltd	Tankers	Holding company; parent of Seven Seas Shipping Ltd. and liquidated in 2020
Seven Seas Shipping Ltd	Tankers	Formerly owner of 1 VLCC bought in 2016 by Euronav. Wholly owned subsidiary of Kingswood Co. Ltd. and liquidated in 2020
Tankers Agencies (UK) Ltd	Tankers	Parent company of Tankers International Ltd
Tankers International LLC	Tankers	The manager of the Tankers International Pool who commercially manages the majority of the Group's VLCCs
Bari Shipholding Ltd	Tankers	Formerly owner of 1 Suezmax, dormant company
Bastia Shipholding Ltd	Tankers	Formerly owner of 1 Suezmax, dormant company
TI Africa Ltd	FSO	Operator and owner of a single floating storage and offloading facility (FSO Africa), as from June 7, 2022 100% subsidiary *
TI Asia Ltd	FSO	Operator and owner of a single floating storage and offloading facility (FSO Asia), as from June 7, 2022 100% subsidiary *
* FSO Asia and FSO Africa are on a time charter contract to North Oil Company (NOC), the new operator of Al Shaheen field, until mid 2032.
The following table contains summarized financial information for all of the Group's joint ventures:

	Asset
(in thousands of USD)	Kingswood Co. Ltd	Seven Seas Shipping Ltd	TI Africa Ltd	TI Asia Ltd	Tankers Agencies (UK) Ltd (see Note 25)	TI LLC (see Note 25)	Bari Shipholding Ltd	Bastia Shipholding Ltd	Total
At December 31, 2020
Percentage ownership interest	50%	50%	50%	50%	50%	50%	50%	50%

Non-Current assets	—	—	118,337	112,160	720	—	20,079	—	251,296
of which vessel	—	—	118,337	112,160	—	—	20,079	—	250,576
Current Assets	—	—	10,187	10,176	232,865	243	2,609	514	256,595
of which cash and cash equivalents	—	—	1,138	1,109	3,124	—	1,573	193	7,137
Non-Current Liabilities	—	—	65,355	30,652	276	—	17,271	—	113,554
of which bank loans	—	—	19,929	19,215	—	—	—	—	39,144
Current Liabilities	—		29,277	30,547	228,851	61	2,856	345	291,937
of which bank loans	—	—	25,886	24,961	37,500	—	—	—	88,347
Net assets (100%)	—	—	33,893	61,136	4,458	182	2,562	170	102,401

Group's share of net assets	—	—	16,946	30,568	2,715	107	1,281	85	51,701

Shareholders loans to joint venture	—	—	16,665	—	—	—	17,271	—	33,936

Net Carrying amount of interest in joint venture	—	—	16,946	30,568	2,715	107	1,281	85	51,701

Remaining shareholders loan to joint venture	—	—	16,665	—	—	—	17,271	—	33,936

Revenue	—	—	49,922	49,976	1,478,909	—	12,288	14,131	1,605,227
Depreciations and amortization	—	—	(16,858)	(16,562)	(56)	—	(4,257)	(2,871)	(40,604)
Interest Expense	—	—	(3,358)	(3,233)	(1,651)	—	(1,834)	(1,251)	(11,327)
Income tax expense	—	—	(10,397)	(10,135)	(232)	—	—	—	(20,764)
Profit (loss) for the period (100%)	(1)	(1)	9,549	9,855	800	(34)	(1,748)	3,246	21,666
Other comprehensive income (100%)	—	—	(1)	(3)	—	—	—	—	(4)

Group's share of profit (loss) for the period	—	(1)	4,775	4,927	487	(20)	(874)	1,623	10,917

Group's share of other comprehensive income	—	—	—	(1)	—	—	—	—	(2)

	Asset
(in thousands of USD)	TI Africa Ltd	TI Asia Ltd	Tankers Agencies (UK) Ltd (see Note 25)	TI LLC (see Note 25)	Bari Shipholding Ltd	Bastia Shipholding Ltd	Total
At December 31, 2021
Percentage ownership interest	50%	50%	50%	50%	50%	50%

Non-Current assets	108,245	102,454	503	—	15,210	—	226,413
of which vessel	108,245	102,454	—	—	15,210	—	225,910
Current Assets	10,883	10,073	295,289	231	6,582	403	323,461
of which cash and cash equivalents	1,799	984	4,059	—	17	320	7,179
Non-Current Liabilities	33,755	10,245	66	—	20,228	—	64,295
of which bank loans	—	—	—	—	—	—	—
Current Liabilities	25,153	24,305	290,626	68	4,466	112	344,731
of which bank loans	20,075	19,361	51,500	—	—	—	90,937
Net assets (100%)	60,221	77,977	5,100	163	(2,903)	290	140,848

Group's share of net assets	30,110	38,988	3,106	96	(1,451)	145	70,995

Shareholders loans to joint venture	11,465	—	—	—	20,228	—	31,694

Net Carrying amount of interest in joint venture	30,110	38,988	3,106	96	—	145	72,446

Remaining shareholders loan to joint venture	11,465	—	—	—	18,777	—	30,242

Revenue	50,105	50,160	649,665	—	11,872	—	761,801
Depreciations and amortization	(10,092)	(9,706)	(39)	—	(4,869)	—	(24,706)
Interest expense	(2,005)	(1,943)	(1,054)	—	(1,932)	(1)	(6,934)
Income tax expense	(2,646)	(2,626)	(141)	—	—	—	(5,413)
Profit (loss) for the period (100%)	25,357	25,180	642	(19)	(5,464)	121	45,816
Other comprehensive income (100%)	971	930	—	—	—	—	1,902

Group's share of profit (loss) for the period	12,678	12,590	391	(11)	(2,732)	60	22,976

Group's share of other comprehensive income	486	465	—	—	—	—	951

	Asset
(in thousands of USD)	TI Africa Ltd	TI Asia Ltd	Tankers Agencies (UK) Ltd (see Note 25)	TI LLC (see Note 25)	Bari Shipholding Ltd	Bastia Shipholding Ltd	Total
At December 31, 2022
Percentage ownership interest	50%	50%	50%	50%	50%	50%

Non-Current assets	—	—	153	—	—	—	153
of which vessel	—	—	—	—	—	—	—
Current Assets	—	—	504,397	206	131	—	504,734
of which cash and cash equivalents	—	—	2,453	—	101	—	2,554
Non Current Liabilities	—	—	30	—	1,700	—	1,730
of which bank loans	—	—	—	—	—	—	—
Current Liabilities	—	—	502,547	63	83	—	502,693
of which bank loans	—	—	75,500	—	—	—	75,500
Net assets (100%)	—	—	1,973	143	(1,652)	—	464

Group's share of net assets	—	—	1,202	84	(826)	—	460

Shareholders loans to joint venture	—	—	—	—	850	—	850

Net Carrying amount of interest in joint venture	—	—	1,202	84	—	—	1,286

Remaining shareholders loan to joint venture	—	—	—	—	24	—	24

Revenue	20,729	20,729	1,172,698		2,139	—	1,216,295
Depreciations and amortization	(2,998)	(2,811)	(39)		(479)	—	(6,327)
Interest expense	(428)	(413)	(954)		171	—	(1,625)
Income tax expense	1,599	1,600	(117)		—	—	3,082
Profit (loss) for the period (100%)	14,997	14,858	185	(36)	5,250	10	35,265
Other comprehensive income (100%)	170	149	—	—	—	—	319

Group's share of profit (loss) for the period	7,499	7,429	113	(21)	2,625	5	17,650

Group's share of other comprehensive income	85	74	—	—	—	—	159
Loans and borrowings
On March 29, 2018, TI Asia Ltd. and TI Africa Ltd. entered into a $220.0 million senior secured credit facility. The facility consists of a term loan of $110.0 million and a revolving loan of $110.0 million for the purpose of refinancing the two FSOs as well as for general corporate purposes. The Company provided a guarantee for the revolving credit facility tranche. The fair value of this guarantee is not significant given the long term contract both FSOs have with North Oil Company until mid 2032, which results in sufficient repayment capacity under these facilities. Transaction costs for a total amount of $2.2 million are amortized over the lifetime of the instrument using the effective interest rate method. In June, 2022 the Group acquired the remaining 50% of TI Africa Ltd. and TI Asia Ltd. In consequence of this transaction, the Company entered into a $150 million senior secured amortizing term loan facility (see Note 17). At the same time, the $220.0 million senior secured credit facility which were maturing in July 2022 and September 2022 have been repaid.
All bank loans in the joint ventures were secured by the underlying FSO and subject to specific covenants.
The following table summarizes the terms and debt repayment profile of the bank loans held by the joint ventures:

(in thousands of USD)				December 31, 2022			December 31, 2021
	Curr.	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
TI Asia Ltd revolving loan 54M*	USD	libor + 2.0%	2022	—	—	—	9,699	9,699	9,681
TI Asia Ltd loan 54M*	USD	libor + 2.0%	2022	—	—	—	9,699	9,699	9,681
TI Africa Ltd revolving loan 56M*	USD	libor + 2.0%	2022	—	—	—	10,058	10,058	10,038
TI Africa Ltd loan 56M*	USD	libor + 2.0%	2022	—	—	—	10,058	10,058	10,038
Total interest-bearing bank loans				—	—	—	39,513	39,513	39,437
* The mentioned secured bank loans are subject to loan covenants.
Loan covenant
As of December 31, 2021, all joint ventures were in compliance with the covenants, as applicable, of their respective loans.

Interest rate swaps
In 2018, TI Asia and TI Africa entered in several Interest Rate Swap (IRSs) instruments for a combined notional value of $208.8 million (Euronav’s share amounts to 50%) in connection to the $220.0 million facility. These IRSs are used to hedge the risk related to the fluctuation of the Libor rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments are measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs have been fully unwound upon the acquisition of the remaining 50% of TI Africa Ltd. and TI Asia Ltd. and repayment of the $220.0 million senior secured credit facility.
Vessels
On November 19, 2019, the group entered into a joint venture together with affiliates of Ridgebury Tankers and clients of Tufton Oceanic. Each 50%-50% joint venture company has acquired one Suezmax vessel. The joint ventures have acquired two Suezmax tankers (Bari & Bastia) for a total consideration of $40.6 million. The vessel Bastia was sold on September 15, 2020 for a net sale price of $20.1 million. The Company recorded a capital gain of $0.8 million in the third quarter of 2020 upon delivery to its new owner on September 30, 2020. The vessel Bari was sold on March 24, 2022 for a net sale price of $21.3 million. A capital gain of $6.6 million was recorded in the second quarter of 2022.

There were no capital commitments as of December 31, 2022, December 31, 2021 and December 31, 2020.
Cash and cash equivalents

(in thousands of USD)	2022	2021

Cash and cash equivalents of the joint ventures	2,554	7,179
Group's share of cash and cash equivalents	1,547	4,036

Services

The Group entered into an agreement with its joint venture to manage commercially both vessels (Bari and Bastia) from the Group's chartering desk. Furthermore, the Group also entered into an agreement to render accounting, assistance and administrative services to these JVs. In 2022 the Group invoiced a total amount of $177,586 (2021: $285,476).

Furthermore, the joint venture entered into an agreement with the Group to invoice us management fees to do the supervision of the external shipmanagement. In 2022, the joint-venture Bari Shipholding Ltd. invoiced the Group $121,800 (2021: $163,000).